Accounting policies - Exposure to foreign currency risk (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Sensitivity of consolidated profit and consolidated equity
Appreciation variation (as a percent)	1.00%
Depreciation variation (as a percent)	1.00%
US dollar
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, Effect on consolidated equity	€ (133.3)	€ (123.6)	€ (161.3)
1 % appreciation of euro, Effect on consolidated profit	(8.6)	(4.1)	(3.5)
1 % depreciation of euro, Effect on consolidated equity	136.0	126.1	164.6
1 % depreciation of euro, Effect on consolidated profit	8.8	4.2	3.5
Chilean peso
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, Effect on consolidated equity	(11.4)	(20.4)	(21.8)
1 % appreciation of euro, Effect on consolidated profit	(2.4)	(4.4)	(2.3)
1 % depreciation of euro, Effect on consolidated equity	11.6	20.8	22.2
1 % depreciation of euro, Effect on consolidated profit	2.4	4.5	2.4
Pound sterling
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, Effect on consolidated equity	(105.9)	(107.9)	(189.2)
1 % appreciation of euro, Effect on consolidated profit	(2.3)	(1.2)	(3.9)
1 % depreciation of euro, Effect on consolidated equity	108.0	110.1	193.0
1 % depreciation of euro, Effect on consolidated profit	2.3	1.2	4.0
Mexican peso
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, Effect on consolidated equity	(23.1)	(21.7)	(22.6)
1 % appreciation of euro, Effect on consolidated profit	(0.9)	(2.0)	(3.3)
1 % depreciation of euro, Effect on consolidated equity	23.6	22.1	23.1
1 % depreciation of euro, Effect on consolidated profit	0.9	2.0	3.4
Brazilian real
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, Effect on consolidated equity	(80.8)	(75.0)	(71.6)
1 % appreciation of euro, Effect on consolidated profit	(15.4)	(12.6)	(10.4)
1 % depreciation of euro, Effect on consolidated equity	82.4	76.5	73.1
1 % depreciation of euro, Effect on consolidated profit	15.7	12.8	10.6
Polish zloty
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, Effect on consolidated equity	(27.5)	(26.7)	(38.3)
1 % appreciation of euro, Effect on consolidated profit	(1.1)	(2.2)	(1.2)
1 % depreciation of euro, Effect on consolidated equity	28.0	27.2	39.0
1 % depreciation of euro, Effect on consolidated profit	1.1	2.2	1.2
Argentine peso
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, Effect on consolidated equity	(10.7)	(7.9)	(6.9)
1 % appreciation of euro, Effect on consolidated profit	(2.5)	(1.8)	(1.2)
1 % depreciation of euro, Effect on consolidated equity	11.0	8.0	7.0
1 % depreciation of euro, Effect on consolidated profit	€ 2.6	€ 1.8	€ 1.3